Earnings per share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings per share reconciliation

The following table provides a reconciliation between basic and diluted earnings per share

In millions, except per share data	Year ended December 31,	2015	2014	2013
Net income		$3,538	$3,167	$2,612
Weighted-average basic shares outstanding		800.7	819.9	843.1
Dilutive effect of stock-based compensation		4.4	3.6	3.0
Weighted-average diluted shares outstanding		805.1	823.5	846.1
Basic earnings per share		$4.42	$3.86	$3.10
Diluted earnings per share		$4.39	$3.85	$3.09